Intangible assets, net (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Reversal of impairment loss		$ 3,065	$ (16,638)
Discount rate of weighted average cost of capital	6.80%
Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante
Disclosure of detailed information about intangible assets [line items]
Impairment percentage plus inflation		6.08%
Reversal of impairment loss		$ 3,065
Remaining concession period	23 years